Notes Payable (Details) (USD $)	1 Months Ended				12 Months Ended	1 Months Ended
	Oct. 24, 2015	Feb. 20, 2015	May 20, 2014	Apr. 30, 2014	Dec. 31, 2014	Apr. 24, 2014	Dec. 31, 2013
Promissory Notes Textual [Abstract]
Issuance of a promissory note			$ 100,000	$ 300,000
Promissory note payable interest rate	9.00%	15.00%
Maturity Date	Oct. 25, 2015	Feb. 20, 2015			Feb. 13, 2017
Purchase of common stock by issuance of warrants					25,000
Notes payable					400,000
Deferred financing cost			4,750		4,750
Chief Executive Officer
Promissory Notes Textual [Abstract]
Issuance of a promissory note				$ 300,000
Promissory note payable interest rate						9.00%
Maturity Date						Oct. 24, 2015